Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DODGE & COX FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2012
Dodge & Cox International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DODGE & COX INTERNATIONAL STOCK FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of principal and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
      The example assumes that:
  You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;
  Your investment has a 5% return each year; and
  The Fund’s operating expenses remain the same.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of equity securities issued by non-U.S. companies from at least three different countries, including emerging markets. Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks of non-U.S. companies.
      The Fund invests primarily in medium-to-large well established companies based on standards of the applicable market. In selecting investments, the Fund invests primarily in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of a country and the protections provided to foreign shareholders.
		The Fund may enter into forward currency contracts or currency futures contracts to hedge foreign currency exposure.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:
  Issuer risk. Securities held by the Fund may decline in value because of changes in the financial condition of, or other events affecting, the issuers of these securities.
  Management risk. Dodge & Cox’s opinion about the intrinsic worth of a company or security may be incorrect, Dodge & Cox may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, and the market may continue to undervalue the Fund’s securities.
  Equity risk. Equity securities generally have greater price volatility than fixed income securities.
  Market risk. Stock prices may decline over short or extended periods due to general market conditions.
  Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.
  Non-U.S. investment risk. Non-U.S. stock markets may decline due to conditions unique to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities.
  Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure. The Fund also bears transaction charges for currency exchange.
  Non-U.S. issuer risk. Non-U.S. securities may decline in value because of political, economic, or market instability; the absence of accurate information about the companies; risks of internal and external conflicts; or unfavorable government actions, including expropriation and nationalization. Non-U.S. securities are sometimes less liquid, more volatile, and harder to value than securities of U.S. issuers. Lack of uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. companies, may increase risk. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to investments. These risks may be higher when investing in emerging markets. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.
		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare to that of a broad measure of market performance.
		The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at www.dodgeandcox.com or call 800-621-3979 for current performance figures.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare to that of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-621-3979
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dodgeandcox.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	DODGE & COX INTERNATIONAL STOCK FUND Annual total returns 2002-2011 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest: 33.37% (quarter ended June 30, 2009) Lowest: -26.06% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
Dodge & Cox International Stock Fund | Dodge & Cox International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (transfer agent, custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
2002	rr_AnnualReturn2002	(13.11%)
2003	rr_AnnualReturn2003	49.42%
2004	rr_AnnualReturn2004	32.46%
2005	rr_AnnualReturn2005	16.74%
2006	rr_AnnualReturn2006	28.00%
2007	rr_AnnualReturn2007	11.71%
2008	rr_AnnualReturn2008	(46.68%)
2009	rr_AnnualReturn2009	47.46%
2010	rr_AnnualReturn2010	13.69%
2011	rr_AnnualReturn2011	(15.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.06%)
1 Year	rr_AverageAnnualReturnYear01	(15.97%)
5 Years	rr_AverageAnnualReturnYear05	(3.45%)
10 Years	rr_AverageAnnualReturnYear10	7.99%
Dodge & Cox International Stock Fund | Return after taxes on distributions | Dodge & Cox International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.07%)
5 Years	rr_AverageAnnualReturnYear05	(3.88%)
10 Years	rr_AverageAnnualReturnYear10	7.64%
Dodge & Cox International Stock Fund | Return after taxes on distributions and sale of Fund shares | Dodge & Cox International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.74%)
5 Years	rr_AverageAnnualReturnYear05	(2.75%)
10 Years	rr_AverageAnnualReturnYear10	7.20%
Dodge & Cox International Stock Fund | MSCI EAFE (Europe, Australasia, Far East) Index (Net) (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.13%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(4.72%)	[1]
10 Years	rr_AverageAnnualReturnYear10	4.67%	[1]

[1]	MSCI Index (Net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.